2. Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities
Note 2. Investment Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2013
U.S. Government sponsored enterprise (GSE) debt securities	$29,220,333	$114,102	$195,521	$29,138,914
U.S. Government securities	6,040,188	10,955	1,455	6,049,688
	$35,260,521	$125,057	$196,976	$35,188,602

December 31, 2012
U.S. GSE debt securities	$33,552,376	$247,029	$ 13,936	$33,785,469
U.S. Government securities	7,073,445	28,217	1,072	7,100,590
	$40,625,821	$275,246	$ 15,008	$40,886,059

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2013
States and political subdivisions	$37,936,911	$433,089	$ 0	$38,370,000

December 31, 2012
States and political subdivisions	$41,865,555	$425,445	$ 0	$42,291,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to municipal financing transactions directly with the Company. The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Securities AFS with a book value of $33,275,039 and $40,625,821 and a fair value of $33,235,708 and $40,886,059 at December 31, 2013 and 2012, respectively, were pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law.

Proceeds from sales of securities AFS were $9,095,380 in 2013 and $36,421,608 in 2012 with gains of $2,566 in 2013 compared to $351,301 in 2012 and losses of $8,087 and $0 in 2013 and 2012, respectively.

The carrying amount and estimated fair value of securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.

The scheduled maturities of debt securities AFS at December 31, 2013 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$ 4,508,181	$ 4,510,923
Due from one to five years	30,752,340	30,677,679
	$35,260,521	$35,188,602

The scheduled maturities of debt securities HTM at December 31, 2013 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$27,615,731	$27,616,000
Due from one to five years	3,939,950	4,048,000
Due from five to ten years	2,592,045	2,700,000
Due after ten years	3,789,185	4,006,000
	$37,936,911	$38,370,000

*Method used to determine fair value rounds values to nearest thousand.

Investments with a continuous loss position more than 12 months consisted of one U.S. GSE security with a fair value of $1,004,235 and an unrealized loss of $1,333 in 2013, with none reported for 2012.

Investments with unrealized losses less than 12 months at December 31 were as follows:

	2013		2012
	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses

U.S. GSE debt securities	$11,094,830	$194,188	$8,715,492	$13,936
U.S. Government securities	1,034,336	1,455	1,052,639	1,072
	$12,129,166	$195,643	$9,768,131	$15,008

The unrealized losses are a result of changes in market interest rates and not of deterioration in the creditworthiness of the issuer. At December 31, 2013, there were 11 U.S. GSE securities and one U.S. Government security in the investment portfolio that were in an unrealized loss position compared to eight U.S. GSE securities and one U.S. Government security at December 31, 2012.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2013 and 2012.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. The Company obtains much of its wholesale funding from the FHLBB. As of December 31, 2013 and 2012, the Company’s investment in FHLBB stock was $3,044,700 and $3,433,200, respectively. As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan.

FHLBB stock is a non-marketable equity security and therefore is reported at cost, which equals its par value. Shares held in excess of the minimum required amount are generally redeemable at par value. In the first quarter of 2012, the FHLBB announced the termination of a moratorium on member stock redemptions that it had instituted in 2009 in order to preserve its capital in response to adverse market conditions and declining retained earnings.

In February, 2011, FHLBB announced its intention to declare modest cash dividends beginning in 2011 after a brief period (2008 – 2010) of no dividends. The Company had dividend income on its FHLBB stock of $12,214 in 2013 and $17,892 in 2012.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2013. The Bank will continue to monitor its investment in FHLBB stock.